       UNITED STATES SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. 20549
FORM 13F, FORM 13F COVER PAGE REPORT FOR THE CALENDER YEAR OR QUARTER
ENDED: SEPTEMBER 30, 2000.
CHECK HERE IF ADMENDAMENT{ } ;AMENDMENT NUMBER:
THIS AMENDMENT ( CHECK ONLY ONE.) : { } IS A RESTATEMENT.
                                    {X } ADDS NEW HOLDINGS ENTRIES.
INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
NAME: MOODY, ALDRICH & SULLIVAN LLC
ADDRESS: 100 CUMMINGS CENTER, SUITE 104Q
         BEVERLY, MA 01915
13F FILE NUMBER: 028-04634
THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM
IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED
TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND
COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS,
SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.
PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:
NAME:    WILLIAM B. MOODY
TITLE:   PRINCIPAL
PHONE:   (978) 232-9315
SIGNATURE, PLACE AND DATE OF SIGNING:
WILLIAM B. MOODY, BEVERLY, MA OCTOBER 19, 2000
REPORT TYPE:
{X} 13F HOLDINGS REPORT
{ } 13F NOTICE
{ } 13F COMBINATION REPORT
LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE
I AM SIGNING THIS REPORT  AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934
WILLIAM B. MOODY

FORM 13F SUMMARY PAGE
REPORT SUMMARY:  13FHR
NUMBER OF OTHER INCLUDED MANAGERS: NONE
FORM 13F INFORMATION TABLE ENTRY TOTAL:4,390,669
FORM 13F INFORMATION TABLE VALUE TOTAL:137,590,511

LIST OF OTHER INCLUDED MANAGERS:NONE
NO. 13F FILE NUMBER NAME
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp              COM              00163T109     4351   177160 SH       SOLE                   177160
AVX Corp                       COM              002444107     2586    99210 SH       SOLE                    99210
Anadarko Petroleum             COM              032511107     3836    57723 SH       SOLE                    57723
Apache Corp                    COM              037411105     4336    73340 SH       SOLE                    73340
Banc One Corp                  COM              06423A103     3069    79450 SH       SOLE                    79450
Bear Stearns Co Inc            COM              073902108     3403    54010 SH       SOLE                    54010
Bowater, Inc.                  COM              102183100     2515    54160 SH       SOLE                    54160
CMS Energy                     COM              125896100     3179   118000 SH       SOLE                   118000
Cardinal Health                COM              14149Y108     3923    44480 SH       SOLE                    44480
Carolina Pwr & Lgt             COM              12614C106     1520    36470 SH       SOLE                    36470
Centex Corp                    COM              152312104     1536    47819 SH       SOLE                    47819
Clayton Homes                  COM              184190106     1231   123080 SH       SOLE                   123080
CountryWide Credit             COM              222372104     4835   128080 SH       SOLE                   128080
Eastman Kodak Co               COM              277461109     1235    30220 SH       SOLE                    30220
Engelhard Corp                 COM              292845104     3113   191544 SH       SOLE                   191544
Entergy Corp                   COM              29364G103     7019   188433 SH       SOLE                   188433
Everest Re Group Ltd           COM              G3223R108     3927    79335 SH       SOLE                    79335
Florida Progress Corp.         COM              341109106     4206    79460 SH       SOLE                    79460
Flowers Industries             COM              343496105     2282   117020 SH       SOLE                   117020
Franklin Resources Inc         COM              354613101     3344    75270 SH       SOLE                    75270
Global Marine Inc.             COM              379352404     3552   115030 SH       SOLE                   115030
Hon Industries Inc.            COM              438092108     2190    88917 SH       SOLE                    88917
John Hancock Fin. Svs          COM              41014S106     3976   147960 SH       SOLE                   147960
Johnson Controls               COM              478366107     3306    62150 SH       SOLE                    62150
Jones Apparel Group            COM              480074103     2253    85000 SH       SOLE                    85000
Kaufman & Broad Hm             COM              486168107     1496    55550 SH       SOLE                    55550
Key Energy Svcs.               COM              492914106     3059   311780 SH       SOLE                   311780
Lennar Corp                    COM              526057104     2180    73420 SH       SOLE                    73420
MBIA Inc                       COM              55262C100     4490    63123 SH       SOLE                    63123
MBNA Corp                      COM              55262L100     5156   133920 SH       SOLE                   133920
NiSource Inc.                  COM              65473P105     3383   138810 SH       SOLE                   138810
OM Group Inc                   COM              670872100     3121    71547 SH       SOLE                    71547
Outback Steakhouse             COM              689899102     3787   139620 SH       SOLE                   139620
Readers Digest Assoc           COM              755267101     4472   126651 SH       SOLE                   126651
Reinsurance Gr Of Am           COM              759351109     2579    75313 SH       SOLE                    75313
Republic Services Inc          COM              760759100     2566   195480 SH       SOLE                   195480
Scana Corp                     COM              80589M102     2799    90666 SH       SOLE                    90666
Sherwin-Williams               COM              824348106     3308   154783 SH       SOLE                   154783
Stride Rite Corp               COM              863314100       76    15000 SH       SOLE                    15000
T. Rowe Price                  COM              741477103     2881    61390 SH       SOLE                    61390
Tidewater Inc                  COM              886423102     4825   106049 SH       SOLE                   106049
Trizec Hahn Corp.              COM              896938107     3151   187401 SH       SOLE                   187401
Wellpoint Health Net           COM              94973H108     3537    36845 SH       SOLE                    36845
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